Segment Reporting	12 Months Ended
Jan. 31, 2013
Segment Reporting [Abstract]
Segment Reporting

20.    Segment Reporting

The factors for determining reportable segments include the manner in which management evaluates the performance of the Company combined with the nature of the individual business activities. For segment reporting purposes, the Company’s Chief Operating Decision Maker is considered to be the Chief Executive Officer. For such purposes, operating income/(loss) is the primary measure of evaluating performance. For segment reporting purposes by geographic region, airfreight and ocean freight forwarding revenues for the movement of goods is attributed to the country where the shipment originates. Revenues for all other services are attributed to the country where the services are performed. Revenues net of purchased transportation costs for airfreight and ocean freight forwarding related to the movement of the goods are prorated between the country of origin and the destination country, based on a standard formula. Intercompany transactions are priced at cost. Included in Corporate are certain administration and support functions, eliminations and various holding Company activities within the group structure.

Certain information regarding the Company’s operations by segment is summarized as follows:

	Fiscal year ended January 31, 2013
	Freight Forwarding	Contract Logistics and Distribution	Corporate	Total
Revenues	$3,094,408	$1,513,113	$—	$4,607,521

Purchased transportation costs	2,384,697	636,291	—	3,020,988
Staff costs	420,140	440,459	33,904	894,503
Depreciation	16,369	29,417	3,131	48,917
Amortization of intangible assets	4,116	5,986	2,160	12,262
Severance and other	6,029	9,680	2,330	18,039
Goodwill impairment	—	93,008	—	93,008
Intangible assets impairment	—	1,643	—	1,643
Other operating expenses	190,253	336,144	20,059	546,456

Total operating expenses	3,021,604	1,552,628	61,584	4,635,816

Operating income/(loss)	$72,804	$(39,515)	$(61,584)	(28,295)

Interest income				17,071
Interest expense				(30,486)
Other expense, net				(439)

Pretax loss				(42,149)
Provision for income taxes				51,891

Net loss				(94,040)
Net income attributable to non-controlling interests				6,466

Net loss attributable to UTi Worldwide Inc.				$(100,506)

Capital expenditures for property, plant and equipment	$20,043	$62,301	$10,321	$92,665

Capital expenditures for internally developed software	$—	$—	$38,160	$38,160

Segment assets	$1,207,062	$680,575	$186,420	$2,074,057

	Fiscal year ended January 31, 2012
	Freight Forwarding	Contract Logistics and Distribution	Corporate	Total
Revenues	$3,384,335	$1,529,886	$—	$4,914,221

Purchased transportation costs	2,599,687	610,665	—	3,210,352
Staff costs	443,960	465,669	28,963	938,592
Depreciation	17,300	28,417	2,301	48,018
Amortization of intangible assets	4,398	8,943	2,420	15,761
Severance and other	5,555	5,653	3,924	15,132
Intangible assets impairment	—	5,178	—	5,178
Other operating expenses	196,885	336,431	19,202	552,518

Total operating expenses	3,267,785	1,460,956	56,810	4,785,551

Operating income/(loss)	$116,550	$68,930	$(56,810)	128,670

Interest income				18,122
Interest expense				(31,908)
Other expense, net				(236)

Pretax income				114,648
Provision for income taxes				35,650

Net income				78,998
Net income attributable to non-controlling interests				6,465

Net income attributable to UTi Worldwide Inc.				$72,533

Capital expenditures for property, plant and equipment	$25,370	$67,668	$7,284	$100,322

Capital expenditures for internally developed software	$—	$141	$48,419	$48,560

Segment assets	$1,323,455	$800,099	$132,095	$2,255,649

	Fiscal year ended January 31, 2011
	Freight Forwarding	Contract Logistics and Distribution	Corporate	Total
Revenues	$3,162,238	$1,387,535	$—	$4,549,773

Purchased transportation costs	2,456,000	538,302	—	2,994,302
Staff costs	391,060	433,641	25,294	849,995
Depreciation	16,868	29,192	(52)	46,008
Amortization of intangible assets	4,238	9,681	799	14,718
Other operating expenses	195,014	305,619	21,401	522,034

Total operating expenses	3,063,180	1,316,435	47,442	4,427,057

Operating income/(loss)	$99,058	$71,100	$(47,442)	122,716

Interest income				14,448
Interest expense				(30,557)
Other income, net				1,245

Pretax income				107,852
Provision for income taxes				33,229

Net income				74,623
Net income attributable to non-controlling interests				4,720

Net income attributable to UTi Worldwide Inc.				$69,903

Capital expenditures for property, plant and equipment	$27,153	$15,564	$14,329	$57,046

Capital expenditures for internally developed software	$—	$323	$24,683	$25,006

Segment assets	$1,273,259	$759,097	$80,349	$2,112,705

Revenues attributable to the Company’s geographic regions are as follows:

	Fiscal years ended January 31,
	2013			2012			2011
	Freight Forwarding Revenues	Contract Logistics and Distribution Revenues	Total	Freight Forwarding Revenues	Contract Logistics and Distribution Revenues	Total	Freight Forwarding Revenues	Contract Logistics and Distribution Revenues	Total
EMENA	$909,436	$231,937	$1,141,373	$1,041,126	$222,558	$1,263,684	$941,176	$257,949	$1,199,125
Americas	750,324	800,522	1,550,846	753,999	844,244	1,598,243	648,451	726,176	1,374,627
Asia Pacific	970,084	71,999	1,042,083	1,083,718	61,509	1,145,227	1,158,101	44,427	1,202,528
Africa	464,564	408,655	873,219	505,492	401,575	907,067	414,510	358,983	773,493

Total	$3,094,408	$1,513,113	$4,607,521	$3,384,335	$1,529,886	$4,914,221	$3,162,238	$1,387,535	$4,549,773

(1)	EMENA is comprised of Europe, Middle East and North Africa

Corporate assets have been included in the regions and countries for which those assets reside. The following table shows long-lived assets, attributable to the Company’s geographic regions:

	Fiscal years ended January 31,
	2013	2012
EMENA	$52,962	$52,748
Americas	49,880	44,866
Asia Pacific	38,589	34,068
Africa	101,467	84,617

Total	$242,898	$216,299

The following table shows long-lived assets attributable to specific countries:

	Fiscal years ended January 31,
	2013	2012
United States	$43,303	$36,667
South Africa	99,148	82,631
China	18,180	16,581
Spain	7,485	9,957
All others	74,782	70,463

Total	$242,898	$216,299

The following table shows revenues from external clients attributable to foreign countries in total from which the Company derives revenues:

	Fiscal years ended January 31,
	2013	2012	2011
United States	$1,262,016	$1,267,288	$1,147,806
South Africa	834,741	874,411	751,014
China	429,294	466,333	539,805
Germany	204,592	252,385	228,040
All others	1,876,878	2,053,804	1,883,108

Total	$4,607,521	$4,914,221	$4,549,773

The following table shows the revenue attributable to the Company’s principal services:

	Fiscal years ended January 31,
	2013	2012	2011
Revenues:
Airfreight forwarding	$1,443,740	$1,725,537	$1,608,312
Ocean freight forwarding	1,267,134	1,230,032	1,190,529
Customs brokerage	117,629	124,777	108,804
Contract logistics	785,733	824,962	736,376
Distribution	588,794	548,733	488,261
Other	404,491	460,180	417,491

Total	$4,607,521	$4,914,221	$4,549,773

Purchased transportation costs:
Airfreight forwarding	$1,128,043	$1,353,633	$1,273,408
Ocean freight forwarding	1,064,081	1,020,138	998,234
Customs brokerage	5,289	5,159	6,102
Contract logistics	200,578	199,765	158,436
Distribution	397,872	372,930	331,654
Other	225,125	258,727	226,468

Total	$3,020,988	$3,210,352	$2,994,302